INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	$ 50,493	$ 55,980
Classes of intangible Assets, Gross	190,456	230,158
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(139,963)	$ (174,178)
Intangible assets under development (IT programs) [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	1,249		$ 1,025
Classes of intangible Assets, Gross	1,249		1,025
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	14,609		17,866
Classes of intangible Assets, Gross	83,548		127,944
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(68,939)		(110,078)
Water rights [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	3,715		4,338
Classes of intangible Assets, Gross	3,715		4,338
Customer relationship [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	9,703		14,367
Classes of intangible Assets, Gross	74,921		73,888
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(65,218)		(59,521)
Other identifiable intangible assets [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	21,217		18,384
Classes of intangible Assets, Gross	27,023		22,963
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	$ (5,806)		$ (4,579)